Events After the Reporting Period (Details Narrative)	Jul. 17, 2025 AUD ($)	Jul. 16, 2025 AUD ($)	Jul. 17, 2025 $ / shares	Jul. 17, 2025 AUD ($) shares	Jul. 16, 2025 $ / shares shares	Jun. 30, 2025 shares	Dec. 31, 2024 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares
IfrsStatementLineItems [Line Items]
Number of shares issued						322,997,417	6,600,000	215,056,881	210,889,961
Events after the reporting period [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				6,504,000	1,200,000
[custom:NumberOfComprisingSharesIssued-0]					72,000,000
Public price | $ / shares			$ 9.25		$ 9.25
Proceeds from issue of ordinary shares | $	$ 1,002,700	$ 11,100,000
Number of shares over allotment option				108,400
Over allotment of option | $				$ 12,102,700